Finance income/(costs) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income/(costs)
In-kind interest on convertible loan notes	£ (14,897)
Interest on loans from related parties		£ (483)	£ (709)
Fair value losses			(18)
Interest expense on leases	(143)	(77)	(74)
Foreign exchange loss	(13,338)
Other	(116)	(15)	(6)
Total finance costs	(28,494)	(575)	(807)
Interest accrued on deposits	623
Fair value gains	31,603	32,578
Other		12
Total finance income	32,226	32,590
Total finance income/(costs)	3,732	£ 32,015	£ (807)
Senior convertible loan notes
Finance income/(costs)
Fair value gains	25,723
Warrant liabilities
Finance income/(costs)
Fair value gains	£ 5,880